Stock options and other stock-based plans: (Details 5) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Stock-based compensation associated with Unit Plans and stock option plan
Stock-based compensation expense	$ 6,179	$ 12,468	$ 4,923
Research and development
Stock-based compensation associated with Unit Plans and stock option plan
Stock-based compensation expense	825	2,251	627
General and administrative
Stock-based compensation associated with Unit Plans and stock option plan
Stock-based compensation expense	3,302	6,752	2,958
Sales and marketing
Stock-based compensation associated with Unit Plans and stock option plan
Stock-based compensation expense	$ 2,052	$ 3,465	$ 1,338